Note 11 - Financial Instruments (Details Textual)	6 Months Ended	9 Months Ended
	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)
Long-term Debt, Fair Value		$ 71,360,000
Difference Between Fair Value and Carrying Value		230,000
Long-term Debt, Total		71,130,000
M/V EM Oinousses [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current, Total	$ 3,770,000	3,800,000
Property, Plant, and Equipment, Fair Value Disclosure	3,870,000	3,700,000
Vessel Held for Sale, Estimated Sale Costs	220,000
Impairment of Long-Lived Assets to be Disposed of	$ 120,000	$ 100,000
Interest Rate Swap [Member]
Derivative, Number of Instruments Held, Total		1
Derivative, Notional Amount		$ 30,000,000